[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (98.0%)
(Unless Otherwise Noted)
Argentina (0.9%)
Energy Equipment & Services
Tenaris SA ADR		12,650	$2,285
Brazil (57.7%)
Aerospace & Defense
Empresa Brasileira de Aeronautica SA ADR		59,710	2,200
Airlines
Tam SA ADR	(a)	180,400	3,399
Commercial Banks
Banco Bradesco SA (Preference)		79,372	2,850
Banco Bradesco SA ADR		37,330	1,340
Banco Itau Holding Financeira SA (Preference)		158,010	4,710
Banco Itau Holding Financeira SA ADR		296,105	8,815
Banco Nacional SA (Preference)	(a)(b)(e)	95,420,000	@—
Investimentos Itau SA (Preference)		505,490	2,161
Unibanco SA ADR		135,736	2,007
Unibanco GDR		114,110	8,434
			30,317
Containers & Packaging
Klabin SA (Preference)		730,300	1,610
Diversified Financial Services
Bradespar SA (Preference)		121,580	4,059
Diversified Telecommunication Services
Brasil Telecom SA (Preference)		1,361,409	6
Electric Utilities
CPFL Energia SA		137,900	1,943
CPFL Energia SA ADR		22,700	953
			2,896
Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		135,100	5,695
Food Products
Perdigao SA (Preference)		40,560	1,269
Health Care Providers & Services
Diagnosticos da America ADR	(a)(c)	21,600	1,663
Independent Power Producers & Energy Traders
Tractebel Energia SA		349,600	2,955
Metals & Mining
CVRD ADR		13,500	655
CVRD ADR		482,246	20,848
CVRD, ‘A’ (Preference)		16,803	724
Gerdau SA		57,765	1,002
Gerdau SA (Preference)		205,265	4,605
Gerdau SA ADR		98,815	2,225
			30,059
Multiline Retail
Lojas Americanas (Preference)		84,108,220	3,594
Oil, Gas & Consumable Fuels
Petrobras SA (Preference)		118,712	2,359
Petrobras SA ADR (Preference)		307,341	24,541
Petrobras SA ADR		130,641	11,323
			38,223
Paper & Forest Products
Aracruz Celulose SA ADR		10,280	544
Personal Products
Natura Cosmeticos SA		221,340	2,635
Road & Rail
All America Latina Logistica SA		42,100	2,626
Specialty Retail
Lojas Renner SA		12,800	698

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Transportation Infrastructure
Cia de Concessoes Rodoviarias		207,540	1,942
Wireless Telecommunication Services
Tim Participacoes SA ADR		72,400	2,681
Vivo Participacoes SA	(a)	35,319	206
Vivo Participacoes SA (Preference)	(a)	476,111	1,991
Vivo Participacoes SA ADR	(a)	79,851	342
			5,220
			141,610
Chile (3.1%)
Airlines
Lan Airlines SA		29,810	1,168
Electric Utilities
Enersis SA ADR		547,200	6,490
			7,658
Colombia (1.1%)
Commercial Banks
BanColombia SA ADR		77,650	2,710
Luxembourg (0.5%)
Metals & Mining
Ternium SA ADR	(a)	(40,600)	1,151
Mexico (32.2%)
Beverages
Femsa ADR		93,000	8,524
Construction Materials
Cemex SA de CV		441,894	2,880
Cemex SA de CV ADR		10,800	705
			3,585
Diversified Telecommunication Services
Telmex, ‘L’ ADR		53,200	1,196
Food & Staples Retailing
Wal-Mart de Mexico SA de CV ADR		23,158	620
Wal-Mart de Mexico SA de CV, ‘V’		5,928,794	15,673
			16,293
Household Durables
Corp. Geo SA de CV, ‘B’	(a)	703,700	2,654
Urbi Desarrollos Urbanos SA de CV	(a)	211,720	1,613
			4,267
Media
Grupo Televisa SA ADR		927,000	18,447
Metals & Mining
Grupo Mexico SA de CV, ‘B’		679,100	1,930
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR		720,857	24,697
			78,939
Panama (0.9%)
Airlines
COPA Holdings SA	(a)	(97,500)	2,228
Peru (1.6%)
Commercial Banks
Credicorp Ltd.		84,230	2,231
Metals & Mining
Cia de Minas Buenaventura SA ADR		67,530	1,667
			3,898
TOTAL COMMON STOCKS (Cost $138,821)			240,479

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (2.2%)
United States (2.2%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06 repurchase price $5,441 (Cost $5,439)	(d)	$5,439	5,439
TOTAL INVESTMENTS+(100.2%) (Cost $144,260)			245,918
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)			(537)
NET ASSETS (100%)			$245,381

(a)           Non-income producing security.

2

(b)                                 Security was valued at fair value – At March 31, 2006, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(c)                                  144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% t o 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is t h rough participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(e)                                  Security has been deemed illiquid – At March 31, 2006.

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $144,260,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $101,658,000 of which $103,004,000 related to appreciated securities and $1,346,000 related to depreciated securities.

@                                    Amount is less than $500.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

3

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	268	$124	4/3/06	USD	120	$120	$(4)
BRL	162	75	4/4/06	USD	74	74	(1)
BRL	277	128	4/5/06	USD	128	128	@—
		$327				$322	$(5)

BRL	— Brazilian Real
USD	— United States Dollar

4

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006